Leases - Schedule of Future Minimum Lease Payments Under Operating Leases (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Operating Lease Liabilities, Payments Due [Abstract]
2020	$ 126
2021	96
2022	70
2023	53
2024	38
2025 and thereafter	125
Total future minimum lease payments	508
Less: Interest	(59)
Operating lease liabilities	$ 449